TAXES BASED ON INCOME (Tables)	12 Months Ended
Jan. 02, 2021
Taxes Based on Income
Taxes based on income

(In millions)	2020	2019	2018
Current:
U.S. federal tax	$1.1	$11.0	$(19.7)
State taxes	1.9	.5	.8
International taxes	168.5	148.1	134.3
	171.5	159.6	115.4
Deferred:
U.S. federal tax	5.0	(168.0)	(6.3)
State taxes	1.6	(8.9)	2.3
International taxes	(.4)	(39.4)	(26.0)
	6.2	(216.3)	(30.0)
Provision for (benefit from) income taxes	$177.7	$(56.7)	$85.4

The principal items accounting for the difference between taxes

(In millions)	2020	2019	2018
Tax provision computed at the U.S. federal statutory rate (1)	$154.8	$52.4	$116.5
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit (1)	6.9	(12.8)	3.9
U.S. pension plan settlements and related charges (1)	–	(76.6)	–
Tax Cuts and Jobs Act (2)	–	–	(34.7)
Foreign earnings taxed at different rates (3)	51.4	56.2	44.0
GILTI high-tax exclusion election, net (4)	(12.5)	–	–
Foreign tax structuring and planning transactions (5)	–	(47.9)	(31.0)
Excess tax benefits associated with stock-based payments	(3.2)	(7.8)	(7.7)
Valuation allowance	(3.3)	2.0	10.7
U.S. federal research and development tax credits	(6.2)	(6.1)	(6.1)
Tax contingencies and audit settlements (6)	(5.5)	(11.8)	(11.9)
Other items, net	(4.7)	(4.3)	1.7
Provision for (benefit from) income taxes	$177.7	$(56.7)	$85.4
(1)
Included in 2019 and 2018 are tax effects of the pension plan settlement charges associated with the termination of the ADPP. In 2019 and 2018, tax benefits of $102 million and $19 million on the pretax charges, respectively, were reflected in the tax provision computed at the U.S. federal statutory rate and state taxes, net of federal tax benefit. Moreover, in 2019, the tax benefit of $77 million related to the release of stranded tax effects in AOCI through the income statement was reflected in U.S. pension plan settlements and related charges.

(2)
During 2018, we recognized a net tax benefit of $34.7 million as a result of the TCJA. This amount included our TCJA provisional amount and subsequent adjustments, including items that would otherwise be separately disclosed as state taxes, net of federal tax benefit, tax effects of foreign earnings taxed at different rates, tax contingencies and audit settlements, and other items, net. We finalized our TCJA provisional amount as defined under SEC Staff Accounting Bulletin No. 118 in 2018.

(3)	All years included certain U.S. international tax provisions imposed by the TCJA and foreign earnings taxed in the U.S., net of credits.
(4)
In 2020, we recognized a tax benefit of $12.5 million as a
return-to-provision
adjustment resulting from our decision to elect to exclude certain high-taxed foreign income from our 2019 GILTI inclusions. This election will provide a reversal of certain 2019 GILTI tax expense recognized in 2019. We expect to make the election by amending our 2019 U.S. tax return within the time allowed under applicable regulations.

(5)
In 2019, we recognized a net tax benefit of $47.9 million related to a foreign structuring transaction. This net benefit resulted from the elimination of recapture conditions to which our previously recognized net operating losses were subject. By eliminating these conditions, our losses became permanent, and the offsetting deferred tax liability related to future recapture was released. In 2018, we recognized a net tax benefit of $31 million related to a foreign planning transaction. This net benefit resulted from the recognition of a deferred tax asset in a higher tax rate jurisdiction, partially offset by a taxable gain recognized in a lower effective tax rate jurisdiction.

(6)
In 2020, we recognized a net tax benefit of $5.5 million. This amount included $22.4 million of tax benefits from decreases in certain tax reserves, including associated interest and penalties, as a result of closing tax years, and the effective settlements of certain foreign tax audits, partially offset by $16.6 million of tax charge related to our eligibility for incentive tax rates in a foreign jurisdiction for tax years 2016-2020 and additional interest and penalty accruals.

Income before taxes from our U.S. and international operations

(In millions)	2020	2019	2018
U.S.	$123.8	$(355.4)	$(7.3)
International	613.5	604.9	562.1

Income before taxes	$737.3	$249.5	$554.8

Components of the temporary differences

(In millions)	2020	2019
Accrued expenses not currently deductible	$24.9	$25.7
Net operating loss carryforwards	161.4	154.6
Tax credit carryforwards	55.9	46.5
Stock-based compensation	10.7	11.8
Pension and other postretirement benefits	52.4	57.8
Lease liabilities	39.0	30.5
Other assets	32.2	21.3
Valuation allowance	(68.2)	(67.7)

Total deferred tax assets (1)	308.3	280.5
Depreciation and amortization	(80.2)	(41.6)
Repatriation accrual	(39.0)	(18.9)
Foreign operating loss recapture	(3.6)	(3.4)
Lease assets	(38.7)	(29.7)

Total deferred tax liabilities (1)	(161.5)	(93.6)

Total net deferred tax assets	$146.8	$186.9
(1)	Reflect gross amounts before jurisdictional netting of deferred tax assets and liabilities.

Schedule of tax credit and net operating loss carryforwards

(In millions)	Net Operating
Year of Expiry	Losses (1)	Tax Credits
2021	$2.1	$.4
2022	5.3	.5
2023	4.3	4.4
2024	3.8	.3
2025	5.9	7.2
2026 - 2040	19.1	36.2
Indefinite life/no expiry	522.7	6.5

Total	$563.2	$55.5
(1)	Net operating losses are presented before tax effects and valuation allowance.

Reconciliation of the beginning and ending amounts of unrecognized tax benefits

(In millions)	2020	2019
Balance at beginning of year	$69.9	$80.8
Additions for tax positions of current year	6.5	7.5
Additions (reductions) for tax positions of prior years, net	5.2	(6.7)
Settlements with tax authorities	(3.3)	(1.9)
Expirations of statutes of limitations	(8.7)	(8.0)
Changes due to translation of foreign currencies	2.4	(1.8)

Balance at end of year	$72.0	$69.9